Share capital (Tables)	3 Months Ended
Mar. 31, 2022
Summary of Stock option award
Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2021	6,428,000	$1.81	3.86
Expired	-	-	-
Cancelled	-	-	-
Granted	-	-	-
Outstanding, March 31, 2022	6,428,000	$1.81	3.61
Options exercisable	6,361,333	$1.80	3.57

Summary of stock option-based compensation expense
	Three months
	ended March 31,
Employee expense	2022	2021
Stock and stock option compensation granted in
2015	62,267	229,188
2020	32,369	52,858
Total stock-based compensation expense recognized	$94,636	$282,046
	Three months
	ended March 31,
	2022	2021
Stock-based compensation pertaining to general and administrative expenses	$31,133	$114,594
Stock-based compensation pertaining to research and development expenses	63,503	167,452
Total	$94,636	$282,046